Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 1,147,517	$ 1,170,727	$ 34,886
Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	994,729	996,810	$ 13,338
Goodwill [Member] | ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	836,559	838,465
Goodwill [Member] | ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	154,390	154,718
Goodwill [Member] | Luxury Tours & Travel Pte Ltd [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	2,475	2,322
Goodwill [Member] | ITC Group [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 1,305	$ 1,305